Mortgages Payable (Tables)	12 Months Ended
Dec. 31, 2015
Schedule of Financial Instruments Owned and Pledged as Collateral [Table Text Block]

The Partnership had the following outstanding TOB trust financing arrangements, net of deferred financing costs as of December 31, 2015 and 2014:

TOB Trusts Securitization	Outstanding TOB Trust Financing at December 31, 2015	Year Acquired	Stated Maturity	Variable / Fixed	Reset Frequency	SIFMA Based Rate	Facility Fees	Year End Rate
PHC Certificates (1)	$43,985,000	2012	June-16	Variable	Weekly	0.68%	1.62%	2.30%
MBS Securities - 1	2,585,000	2012	April-16	Variable	Weekly	0.16%	0.94%	1.10%
MBS Securities - 2	4,090,000	2012	April-16	Variable	Weekly	0.16%	0.94%	1.10%
MBS Securities - 3	5,270,000	2012	April-16	Variable	Weekly	0.16%	0.94%	1.10%
Decatur Angle	22,847,450	2014	October-16	Fixed	N/A	N/A	N/A	4.26%
Live 929	37,935,981	2014	July-19	Fixed	N/A	N/A	N/A	4.39%
Bruton Apartments	17,246,899	2014	July-17	Fixed	N/A	N/A	N/A	4.51%
Pro Nova 2014-1	9,006,899	2014	July-17	Fixed	N/A	N/A	N/A	4.01%
Pro Nova 2014-2	8,371,899	2014	July-17	Fixed	N/A	N/A	N/A	4.01%
Concord at Gulfgate	14,936,685	2015	February-18	Fixed	N/A	N/A	N/A	2.76%
Concord at Little York	11,231,685	2015	February-18	Fixed	N/A	N/A	N/A	2.76%
Concord at Williamcrest	15,606,685	2015	February-18	Fixed	N/A	N/A	N/A	2.76%
Columbia Gardens	11,699,209	2015	December-17	Fixed	N/A	N/A	N/A	2.76%
Willow Run	11,698,732	2015	December-17	Fixed	N/A	N/A	N/A	2.76%
Total TOB Trust Financing\Effective Rate	$216,512,124							3.26%

(1) Comprised of three TOB Trusts

TOB Trusts Securitization	Outstanding TOB Trust Financing at December 31, 2014	Year Acquired	Stated Maturity	Variable / Fixed	Reset Frequency	SIFMA Based Rate	Facility Fees	Year End Rate
PHC Certificates (1)	$44,660,693	2012	June-15	Variable	Weekly	0.58%	1.62%	2.20%
MBS Securities - 1	2,585,000	2012	April-15	Variable	Weekly	0.18%	0.94%	1.12%
MBS Securities - 2	4,090,000	2012	April-15	Variable	Weekly	0.18%	0.94%	1.12%
MBS Securities - 3	5,270,000	2012	April-15	Variable	Weekly	0.12%	0.94%	1.06%
The Suites on Paseo	25,535,000	2013	June-15	Fixed	N/A	N/A	N/A	1.96%
Decatur Angle	21,841,852	2014	October-16	Fixed	N/A	N/A	N/A	4.34%
Live 929	34,942,917	2014	July-19	Fixed	N/A	N/A	N/A	4.47%
Bruton Apartments	17,245,083	2014	July-17	Fixed	N/A	N/A	N/A	4.55%
Pro Nova 2014-1	9,007,656	2014	July-17	Fixed	N/A	N/A	N/A	4.05%
Pro Nova 2014-2	9,007,656	2014	July-17	Fixed	N/A	N/A	N/A	4.05%
Total TOB Trust Financing\Effective Rate	$174,185,857							3.23%

(1) Comprised of three TOB Trusts

Schedule of Maturities of Long-term Debt [Table Text Block]

The Partnership’s aggregate borrowings as of December 31, 2015 contractually mature over the next five years and thereafter as follows:

2016	$81,807,600
2017	120,366,181
2018	43,614,419
2019	129,541,724
2020	81,101,364
Thereafter	-
Total	$456,431,288

Mortgages payable
Schedule of Financial Instruments Owned and Pledged as Collateral [Table Text Block]

The following is a summary of the Mortgage Loans payable, net of deferred financing costs, on MF Properties:

MF Property Mortgage Payables	Outstanding Mortgage Payable at December 31, 2015	Year Acquired	Stated Maturity	Variable / Fixed	Reset Frequency	Variable Based Rate	Facility Fees	Year End Rate
Arboretum	$16,683,146	2011	March 2017	Fixed	N/A	N/A	N/A	3.75%
Eagle Village (1)	8,037,133	2010	September 2018	Variable	Monthly	0.25%	3.00%	3.25%
Residences of DeCordova	1,807,246	2012	June 2017	Fixed	N/A	N/A	N/A	4.75%
Residences of Weatherford	5,820,623	2011	June 2017	Fixed	N/A	N/A	N/A	4.75%
The 50/50 UNL Student Housing-- Mortgage (2)	25,363,647	2013	March 2020	Variable	Monthly	3.25%	N/A	3.25%
The 50/50 UNL Student Housing--TIF Loan	4,035,780	2014	December 2019	Fixed	N/A	N/A	N/A	4.65%
Woodland Park (1)	6,074,738	2013	August 2017	Variable	Monthly	0.19%	2.75%	2.94%
Total Mortgage Payable\Effective Rate	$67,822,313							3.60%

(1) Variable rate is based on LIBOR
(2) Variable rate is based on Wall Street Journal Prime Rate

MF Property Mortgage Payables	Outstanding Mortgage Payable at December 31, 2014	Year Acquired	Stated Maturity	Variable / Fixed	Reset Frequency	Variable Based Rate	Facility Fees	Year End Rate
Arboretum	$17,072,781	2011	March 2017	Fixed	N/A	N/A	N/A	3.75%
Eagle Village (1)	8,223,550	2010	September 2015	Variable	Monthly	1.60%	2.75%	4.35%
Residences of DeCordova	1,867,184	2012	June 2017	Fixed	N/A	N/A	N/A	4.75%
Residences of Weatherford	6,023,016	2011	June 2017	Fixed	N/A	N/A	N/A	4.75%
The 50/50 UNL Student Housing-- Mortgage (2)	25,330,864	2013	March 2020	Variable	Monthly	3.25%	N/A	3.25%
The 50/50 UNL Student Housing--TIF Loan	3,963,588	2014	December 2019	Fixed	N/A	N/A	N/A	4.65%
The Colonial	7,476,419	2013	February 2016	Fixed	N/A	N/A	N/A	3.55%
Woodland Park (1)	6,074,738	2013	August 2017	Variable	Monthly	0.21%	2.75%	2.96%
Total Mortgage Payable\Effective Rate	$76,032,140							3.72%

(1) Variable rate is based on LIBOR
(2) Variable rate is based on Wall Street Journal Prime Rate

Schedule of Maturities of Long-term Debt [Table Text Block]

The Partnership’s mortgages payable as of December 31, 2015, contractually mature over the next five years and thereafter as follows:

2016	$1,919,689
2017	31,535,642
2018	9,114,886
2019	5,104,650
2020	20,616,986
Thereafter	-
Total	$68,291,853